Cash and Cash Equivalents - Summary of components of cash and cash equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Cash equivalents [abstract]
Cash and deposits	¥ 217,049	¥ 216,962
Certificates of deposits	142,203	61,352
Total	¥ 359,252	¥ 278,314	¥ 346,025	¥ 239,970